Tax-Free Short-Intermediate Fund	07/01/2012 to 06/30/2013

ICA File Number: 811-03872
Registrant Name: T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Reporting Period: 07/01/2012 - 06/30/2013

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2012 to 06/30/2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2013

Tax-Free Short-Intermediate Fund

GEORGIA ST MUNI ELEC AUTH 5.00% NOTES DUE JANUARY 1, 2017 Meeting Date: OCT 31, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 3735414R9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed Amendments	Management	N/A	YES

GEORGIA ST MUNI ELEC AUTH 5.00% NOTES DUE JANUARY 1, 2018 Meeting Date: OCT 31, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 3735414S7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed Amendments	Management	N/A	YES

END NPX REPORT